Schedule of Assets (Held at End of Year) (Details) - EBP 004 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	13-1514814
EBP, Plan Number	004
Current value	$ 4,720,697,494	$ 4,235,568,766
Notes receivable from participants	24,212,824	23,958,080
EBP, Asset Held for Investment	4,939,969,932
Company Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 91,266,320	102,272,331
Investment, Identifier [Axis]: AB Discovery Value Fund Class Z
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Mutual Funds
Shares	5,820,531
Current value	$ 114,897,285	130,774,077
Investment, Identifier [Axis]: Empower Guaranteed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	191,584
Investment, Identifier [Axis]: Empower Guaranteed Income Fund | Company Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 191,584
Investment, Identifier [Axis]: Fidelity Contrafund Commingled Pool Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	9,921,524
Current value	$ 555,208,474	511,152,193
Investment, Identifier [Axis]: Fidelity Diversified International Commingled Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	7,521,602
Current value	$ 180,668,875	153,771,132
Investment, Identifier [Axis]: Fidelity Freedom Blend 2005 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	0
Current value	$ 0
Investment, Identifier [Axis]: Fidelity Freedom Blend 2010 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	302,466
Current value	$ 7,065,617	6,322,733
Investment, Identifier [Axis]: Fidelity Freedom Blend 2015 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	398,724
Current value	$ 10,047,845	9,910,597
Investment, Identifier [Axis]: Fidelity Freedom Blend 2020 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	1,151,653
Current value	$ 30,242,395	33,240,211
Investment, Identifier [Axis]: Fidelity Freedom Blend 2025 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	3,016,167
Current value	$ 86,925,940	87,050,854
Investment, Identifier [Axis]: Fidelity Freedom Blend 2030 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	5,194,976
Current value	$ 157,927,279	149,037,005
Investment, Identifier [Axis]: Fidelity Freedom Blend 2035 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	8,116,015
Current value	$ 280,083,679	240,731,405
Investment, Identifier [Axis]: Fidelity Freedom Blend 2040 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	9,017,243
Current value	$ 333,908,504	281,108,386
Investment, Identifier [Axis]: Fidelity Freedom Blend 2045 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	9,368,273
Current value	$ 356,931,206	293,645,061
Investment, Identifier [Axis]: Fidelity Freedom Blend 2050 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	10,541,597
Current value	$ 395,942,381	329,621,593
Investment, Identifier [Axis]: Fidelity Freedom Blend 2055 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	8,171,041
Current value	$ 329,129,549	255,551,019
Investment, Identifier [Axis]: Fidelity Freedom Blend 2060 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	7,056,901
Current value	$ 190,536,326	144,257,385
Investment, Identifier [Axis]: Fidelity Freedom Blend 2065 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	2,384,008
Current value	$ 50,445,600	33,031,153
Investment, Identifier [Axis]: Fidelity Freedom Blend 2070 Commingled Pool Class T
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	89,924
Current value	$ 1,111,463	46
Investment, Identifier [Axis]: Fidelity Freedom Blend Income Commingled Pool Class T/Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	610,201
Current value	$ 11,368,039	10,152,441
Investment, Identifier [Axis]: Fidelity Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Mutual Funds
Shares	1,448,155
Current value	$ 1,448,155	999,832
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio II
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	194,794,327
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio II | Company Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 194,868,030
Investment, Identifier [Axis]: JPMCB Large Cap Growth CF-A Class
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	2,102,569
Current value	$ 266,542,693	$ 259,636,627
Investment, Identifier [Axis]: Omnicom Group Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Company Stock
Shares	1,130,136	1,188,574
Current value	$ 91,300,000	$ 102,300,000
Investment, Identifier [Axis]: Omnicom Group Inc. Common Stock | Company Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 91,266,320	102,272,331
Investment, Identifier [Axis]: PIMCO Total Return Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Mutual Funds
Shares	12,175,758
Current value	$ 107,877,219	103,884,862
Investment, Identifier [Axis]: Spartan 500 Index Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	2,177,540
Current value	$ 707,678,562	661,722,526
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex-U.S. Index Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	1,832,254
Current value	$ 34,019,458	19,147,439
Investment, Identifier [Axis]: State Street Russell Small/Mid Cap Index Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	1,994,930
Current value	$ 41,406,775	36,091,574
Investment, Identifier [Axis]: State Street U.S. Bond Index Fund Class XIV
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	2,944,184
Current value	$ 33,975,884	24,887,631
Investment, Identifier [Axis]: T. Rowe Price Institutional Large Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Mutual Funds
Shares	6,975,899
Current value	$ 159,748,079	162,743,008
Investment, Identifier [Axis]: Vanguard FTSE Social Index Fund IS
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Mutual Funds
Shares	1,608,954
Current value	$ 75,878,288	69,692,745
Investment, Identifier [Axis]: William Blair Small-Mid Cap Growth CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Common/Collective Trusts
Shares	2,551,742
Current value	$ 108,415,604	$ 125,132,900